Note 40 Fees and commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission expense [Line Items]
Demand accounts	€ 5	€ 5	€ 6
Credit and debit cards expenses	1,427	1,130	1,566
Transfers and other payment orders expenses	120	97	81
Commissions for selling insurance	51	54	54
Custody securities	55	52	30
Other fee and commission expense	574	519	548
Fee and commission expense	€ 2,232	€ 1,857	€ 2,284